Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We recognize the importance of assessing, preventing, identifying, and managing risks associated with Cybersecurity Threats, as defined in Form 20-F, Part II, Item 16K(a). These risks include operational disruptions, intellectual property theft, fraud, extortion, harm to associates, customers or patients, privacy violations, litigation exposure and reputational damage. We have implemented processes, technologies and controls to help address these risks.
Our Enterprise Risk Management program considers Cybersecurity Threat risks alongside other company risks. Internal Audit works with specialists to evaluate likelihood, severity and mitigation strategies. We use tools such as network and endpoint monitoring, vulnerability assessments, penetration testing and tabletop exercises to detect, mitigate and respond to risk.
We maintain a cybersecurity-specific risk assessment process aligned with industry frameworks, including National Institute of Standards and Technology ("NIST") and ISO 27001, and engage experts to test our Information Systems. To support data availability, regulatory compliance and effective incident response, we:
•Follow the NIST incident handling framework in our IT Security Incident Response policy, and coordinate with IT, Data Privacy and Legal teams to meet notification and legal obligations;
•Monitor data protection laws and update safeguards as needed;
•Review consumer-facing cybersecurity policies and notify customers of substantive changes;
•Provide a structured governance model to ensure AI/ML systems are secure, ethical and compliant;
•Maintain a Security Control Matrix mapping controls to industry frameworks and regulatory requirements, supporting controls applied based on risk;
•Deliver annual training on data privacy, cybersecurity and compliance for all associates, and conduct phishing simulations and incident response tabletop exercises; and
•Maintain cybersecurity insurance coverage and an incident response retainer with a leading provider.
We require associates and third-party service providers to handle Alcon data in accordance with our policies. Our incident response process includes triage, containment, investigation, remediation and compliance with legal obligations.
We also manage third-party risks through due diligence, contractual requirements and audits. Cybersecurity considerations influence vendor selection and oversight.
Our Information Security team regularly engages with Alcon's Data Privacy and Legal team, as well as external assessors, including through annual reviews by a Qualified Security Assessor. In the last three fiscal years, we have not experienced any material Cybersecurity Incidents, and related expenses have been immaterial. We have not paid any penalties or settlements in the past three years. For further discussion on cybersecurity risks, see Item 3.D. Risk Factors–Cybersecurity breaches and technology failures could disrupt operations, adversely impact reputation and compromise confidential or protected data.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We recognize the importance of assessing, preventing, identifying, and managing risks associated with Cybersecurity Threats, as defined in Form 20-F, Part II, Item 16K(a). These risks include operational disruptions, intellectual property theft, fraud, extortion, harm to associates, customers or patients, privacy violations, litigation exposure and reputational damage. We have implemented processes, technologies and controls to help address these risks.
Our Enterprise Risk Management program considers Cybersecurity Threat risks alongside other company risks. Internal Audit works with specialists to evaluate likelihood, severity and mitigation strategies. We use tools such as network and endpoint monitoring, vulnerability assessments, penetration testing and tabletop exercises to detect, mitigate and respond to risk.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity is an integral part of our risk management program and a growing focus for our Board and management.
The Audit and Risk Committee oversees risks from Cybersecurity Threats. At least annually, the Committee receives updates on security posture, third-party assessments, progress toward risk mitigation goals, incident response plans and material Cybersecurity Threats risks or incidents. These sessions include a cybersecurity scorecard and discussions with our Chief Information Security Officer (CISO). Committee members also engage in ad hoc discussions on emerging threats and program updates.
Cybersecurity Threat risks are considered during Board discussions on enterprise risk management, budgeting, strategic planning, business continuity, mergers and acquisitions and brand management.
Our CISO, with over 30 years of experience in global information security and IT leadership, leads our cybersecurity strategy and programs. The CISO manages a team of approximately 60 certified professionals who work closely with regional privacy officers and the Global Data Privacy Officer. This team oversees prevention, detection, classification, and remediation of incidents and reports to the Audit and Risk Committee at least annually.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit and Risk Committee oversees risks from Cybersecurity Threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	At least annually, the Committee receives updates on security posture, third-party assessments, progress toward risk mitigation goals, incident response plans and material Cybersecurity Threats risks or incidents. These sessions include a cybersecurity scorecard and discussions with our Chief Information Security Officer (CISO). Committee members also engage in ad hoc discussions on emerging threats and program updates.
Cybersecurity Risk Role of Management [Text Block]
Cybersecurity is an integral part of our risk management program and a growing focus for our Board and management.
The Audit and Risk Committee oversees risks from Cybersecurity Threats. At least annually, the Committee receives updates on security posture, third-party assessments, progress toward risk mitigation goals, incident response plans and material Cybersecurity Threats risks or incidents. These sessions include a cybersecurity scorecard and discussions with our Chief Information Security Officer (CISO). Committee members also engage in ad hoc discussions on emerging threats and program updates.
Cybersecurity Threat risks are considered during Board discussions on enterprise risk management, budgeting, strategic planning, business continuity, mergers and acquisitions and brand management.
Our CISO, with over 30 years of experience in global information security and IT leadership, leads our cybersecurity strategy and programs. The CISO manages a team of approximately 60 certified professionals who work closely with regional privacy officers and the Global Data Privacy Officer. This team oversees prevention, detection, classification, and remediation of incidents and reports to the Audit and Risk Committee at least annually.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Audit and Risk Committee oversees risks from Cybersecurity Threats. At least annually, the Committee receives updates on security posture, third-party assessments, progress toward risk mitigation goals, incident response plans and material Cybersecurity Threats risks or incidents. These sessions include a cybersecurity scorecard and discussions with our Chief Information Security Officer (CISO). Committee members also engage in ad hoc discussions on emerging threats and program updates.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
Our CISO, with over 30 years of experience in global information security and IT leadership, leads our cybersecurity strategy and programs. The CISO manages a team of approximately 60 certified professionals who work closely with regional privacy officers and the Global Data Privacy Officer.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	This team oversees prevention, detection, classification, and remediation of incidents and reports to the Audit and Risk Committee at least annually.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true